Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Material income and expense [abstract]
Net foreign exchange gain			$ 5
Payroll tax rebate		2	2
Subsidies and grants	10		20
Bad debt recovery	15
Research and development rebate			968
Other income	$ 25	$ 2	$ 995